United States Securities and Exchange Commission Washington, D.C. 20549
Form 13F, Form 13F Cover Page Report for quarter ended: March 31, 2001 Institutional Investment Manager Filing this Report: Affinity Wealth Management
Address: 1702 Lovering Avenue Wilmington, DE 19806 13F file number: 28-01902 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and that it is understood that all required items, statements, schedules lists, and tables, are considered integral part of this form.
Person signing this report on behalf of reporting manager: Anitra Cunningham
Title: Admin. Assistant Phone: 302-254-6126 Signature, Place, and
Date of Signing: Anitra Cunningham, Wilmington, DE May 15, 2001
Report type: 13F Holding Report
Report Summary: 99 data records	$73,560,000






                  Affinity Wealth Management, Inc.
                            FORM 13F
                        March 31, 2001

Voting Authority
                                                                                                         ----------
----------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole
Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ --------
-------- --------

AOL Time Warner                COM              00184A105      442 11013.000SH       Sole                11013.000
Autodesk Inc                   COM              052769106      368 12050.000SH       Sole                12050.000
Avery Dennison                 COM              053611109      532 10230.000SH       Sole                10230.000
Avon Products                  COM              054303102      324 8100.000 SH       Sole                 8100.000
BB&T Corp                      COM              054937107      701 19940.000SH       Sole                19940.000
BJ's Wholesale Club            COM              05548j106      949 19823.000SH       Sole                19823.000
Baker Hughes, Inc.             COM              057224107      358 9860.000 SH       Sole                 9860.000
Bank of America Corp           COM              060505104      662 12089.202SH       Sole                12089.202
Bank of New York               COM              064057102      756 15347.000SH       Sole                15347.000
Barr Laboratories              COM              068306109      226 3950.000 SH       Sole                 3950.000
Bed Bath & Beyond Inc          COM              075896100      463 18860.000SH       Sole                18860.000
Bristol Myers Squibb           COM              110122108      748 12590.000SH       Sole                12590.000
CSG Systems                    COM              126349109      317 7700.000 SH       Sole                 7700.000
Ceridian                       COM              15677T106      282 15267.000SH       Sole                15267.000
Cisco Systems                  COM              17275R102      418 26441.000SH       Sole                26441.000
CitiGroup                      COM              172967101      696 15475.899SH       Sole                15475.899
Computer Associates            COM              204912109      271 9948.000 SH       Sole                 9948.000
Conoco Class B                 COM              208251405      730 25851.700SH       Sole                25851.700
Daisytek                       COM              234053106       96 12260.000SH       Sole                12260.000
Darden Restaurants Inc         COM              237194105      309 13010.000SH       Sole                13010.000
Dentsply International         COM              249030107      949 26000.000SH       Sole                26000.000
Devon Energy                   COM              25179M103      291 4996.000 SH       Sole                 4996.000
Dover Corp                     COM              260003108      270 7520.000 SH       Sole                 7520.000
DuPont                         COM              263534109      518 12736.278SH       Sole                12736.278
Duke Energy Corp               COM              264399106      266 6220.000 SH       Sole                 6220.000
Dynegy Inc                     COM              26816q101      584 11453.040SH       Sole                11453.040
EMC Corp/Mass                  COM              268648102      331 11247.000SH       Sole                11247.000
Echo Bay Mining                COM              278751102        7 12000.000SH       Sole                12000.000
El Paso Energy                 COM              28336L109      682 10445.705SH       Sole                10445.705
Enron                          COM              293561106      298 5128.000 SH       Sole                 5128.000
Exxon Mobil                    COM              30231G102      841 10377.296SH       Sole                10377.296
First Union                    COM              337358105      229 6953.000 SH       Sole                 6953.000
Gannett Co Inc                 COM              364730101      474 7942.000 SH       Sole                 7942.000
General Dynamics               COM              369550108      618 9846.000 SH       Sole                 9846.000
General Electric               COM              369604103      289 6903.000 SH       Sole                 6903.000
Gillette                       COM              375766102      387 12423.076SH       Sole                12423.076
Hibernia                       COM              428656102      713 51030.000SH       Sole                51030.000
Honeywell Intl                 COM              438516106      634 15542.000SH       Sole                15542.000
IBM                            COM              459200101      508 5278.000 SH       Sole                 5278.000
Intel                          COM              458140100      444 16860.000SH       Sole                16860.000
Interpublic Group              COM              460690100      343 9980.000 SH       Sole                 9980.000
Johnson & Johnson              COM              478160104      382 4367.000 SH       Sole                 4367.000
Lowe's Companies               COM              548661107      593 10138.000SH       Sole                10138.000
Marshall & Ilsley              COM              571834100      386 7300.000 SH       Sole                 7300.000
McDonalds Corp                 COM              580135101      387 14586.385SH       Sole                14586.385
Medtronic Inc.                 COM              585055106      340 7435.000 SH       Sole                 7435.000
Merck & Co Inc                 COM              589331107      331 4363.000 SH       Sole                 4363.000
Microsoft Corp                 COM              594918104      337 6158.000 SH       Sole                 6158.000
Motorola Inc                   COM              620076109      182 12755.000SH       Sole                12755.000
Noble Affil                    COM              654894104      224 5369.000 SH       Sole                 5369.000
Noble Drilling                 COM              655042109      375 8116.000 SH       Sole                 8116.000
Nortel Networks                COM              656568102      323 23006.000SH       Sole                23006.000
Northern Trust                 COM              665859104      554 8865.000 SH       Sole                 8865.000
Ocean Energy                   COM              67481E106      415 25047.000SH       Sole                25047.000
Pall Corp.                     COM              696429307      422 19270.000SH       Sole                19270.000
Pepsico                        COM              713448108      543 12355.000SH       Sole                12355.000
Protective Life Corp           COM              743674103      982 32008.000SH       Sole                32008.000
Quanta Services                COM              74762E102      227 10153.000SH       Sole                10153.000
Questar                        COM              748356102      712 25998.000SH       Sole                25998.000
Reynolds & Reynolds            COM              761695105      562 29183.000SH       Sole                29183.000
Roslyn Bancorp                 COM              778162107      555 24677.000SH       Sole                24677.000
SBC Communications             COM              78387G103      357 8001.000 SH       Sole                 8001.000
Sigma-Aldrich                  COM              826552101      462 9652.000 SH       Sole                 9652.000
Sovereign Bancorp              COM              845905108      561 66220.000SH       Sole                66220.000
Styker Corporation             COM              863667101      574 10981.000SH       Sole                10981.000
Sun MicroSystems               COM              866810104      478 31082.000SH       Sole                31082.000
TCF Financial Corp             COM              872275102      315 8330.000 SH       Sole                 8330.000
Tech Data Corp                 COM              878237106      217 7350.000 SH       Sole                 7350.000
Tektronix                      COM              879131100      597 21870.000SH       Sole                21870.000
Tiffany & Co                   COM              886547108      264 9670.000 SH       Sole                 9670.000
Verizon Communications         COM              92343V104      655 13282.000SH       Sole                13282.000
Vishay Intertechnology         COM              928298108      219 11010.000SH       Sole                11010.000
Watson Pharmaceutical          COM              942683103      219 4170.000 SH       Sole                 4170.000
Wrigley Wm Jr Co               COM              982526105      269 5567.000 SH       Sole                 5567.000
Central Securities                              155123102      728    27318 SH       Sole                    27318
Royce Value Trust                               780910105      492    35014 SH       Sole                    35014
S&P 400 Midcap Depository Rece                  595635103      229     2711 SH       Sole                     2711
Artisan International          INT'L MF         04314h204     4153 217555.066SH      Sole               217555.066
Principal International Stock  INT'L MF         pisa            43 43035.020SH       Sole                43035.020
Templeton Inst Emerg Mkts      INT'L MF         880210208      106 13124.513SH       Sole                13124.513
Aim Balanced Cl B              MF               008879736      302 11167.699SH       Sole                11167.699
Alliance Balanced Shares       MF               018525204      349 23723.028SH       Sole                23723.028
Dreyfus Premier Balanced       MF               261978456      264 19973.586SH       Sole                19973.586
Franklin Small Cap Growth-Advs MF               354713869     4340 144472.969SH      Sole               144472.969
ICMI Equity Income             MF               ICIMIEI18       16 15682.270SH       Sole                15682.270
ICMI Growth Equity             MF               ICMIEGE80       45 44842.870SH       Sole                44842.870
Janus Growth & Income          MF               471023200     6780 217923.292SH      Sole               217923.292
MAS Mid-Cap Growth             MF               552913782     4139 221693.304SH      Sole               221693.304
Nationwide Managed Sep Balance MF                              217 205164.890SH      Sole               205164.890
Nationwide Managed Sep Equity  MF                              238 217800.910SH      Sole               217800.910
Principal Large Company Growth MF               plcga           40 39610.740SH       Sole                39610.740
Principal Small Company Growth MF               pscga           33 33441.430SH       Sole                33441.430
Principal Stock Index 500      MF               psi500          78 78093.750SH       Sole                78093.750
Royce Low Priced Stock         MF               780905808     2410 255799.984SH      Sole               255799.984
Selected American Shares       MF               816221105     4579 144821.132SH      Sole               144821.132
Seligman Large Cap Value       MF               816356208      344 30070.903SH       Sole                30070.903
Vanguard Index 500             MF               922908108     2307 21544.619SH       Sole                21544.619
Vanguard Windsor               MF                              211 13903.839SH       Sole                13903.839
Weitz Series Value             MF               949045108     7778 223958.818SH      Sole               223958.818
REPORT SUMMARY                 99 DATA RECORDS               73560            0 OTHER MANAGERS ON WHOSE BEHALF
REPORT IS FILED



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